Debt - Schedule of Contractual Future Minimum Payments (Details) - Borrowings [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Debt - Schedule of Contractual Future Minimum Payments (Details) [Line Items]
2026	$ 6,641
2027	7,877
Total	14,518
Tasly convertible note - related party [Member]
Debt - Schedule of Contractual Future Minimum Payments (Details) [Line Items]
2026	2,290
2027
Total	2,290
Convertible promissory note - related party [Member]
Debt - Schedule of Contractual Future Minimum Payments (Details) [Line Items]
2026	1,870
2027
Total	1,870
Loans Payable [Member]
Debt - Schedule of Contractual Future Minimum Payments (Details) [Line Items]
2026
2027	7,877
Total	7,877
Senior Notes [Member]
Debt - Schedule of Contractual Future Minimum Payments (Details) [Line Items]
2026	42
2027
Total	42
Promissory Notes [Member]
Debt - Schedule of Contractual Future Minimum Payments (Details) [Line Items]
2026	1,049
2027
Total	1,049
PPP Loan [Member]
Debt - Schedule of Contractual Future Minimum Payments (Details) [Line Items]
2026	1,390
2027
Total	$ 1,390